Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 154,950	$ 130,821
Restricted cash	49,921	8,976
Accounts receivable, net of allowance for credit losses	34,808	29,037
Accrued income	7,832	5,809
Prepaid expenses and other current assets	19,466	14,824
Bunkers and other inventory	15,412	13,752
Insurance receivable	6,520	3,368
Amounts due from related parties	6,542	13,797
Total current assets	295,451	220,384
Non-current assets
Vessels, net	1,601,045	1,653,607
Vessels under construction	115,321	41,589
Asset held for sale	7,761	0
Property, plant and equipment, net	302	385
Intangible assets, net of accumulated amortization	360	406
Equity method investments	247,935	253,729
Derivative assets	1,372	7,191
Right-of-use asset	1,282	2,088
Other non-current assets	8,285	1,250
Total non-current assets	1,983,663	1,960,245
Total Assets	2,279,114	2,180,629
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	168,066	250,087
Current portion of operating lease liabilities	1,203	1,180
Accounts payable	12,641	13,823
Accrued expenses and other liabilities	35,450	24,334
Accrued interest	4,084	4,835
Deferred income	27,283	24,514
Derivative liability	2,219	0
Total current liabilities	250,946	318,773
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	593,960	504,995
Senior unsecured bond, net of deferred financing costs	138,183	98,446
Operating lease liabilities, net of current portion	1,636	2,574
Deferred income	18,000	0
Deferred tax liabilities	19,648	9,477
Total non-current liabilities	771,427	615,492
Total liabilities	1,022,373	934,265
Commitments and Contingencies - Note 15
Stockholders’ Equity
Common stock—$0.01 par value per share; 400,000,000 shares authorized; 65,250,444 shares issued and outstanding at December 31, 2025 (December 31, 2024: 69,397,648)	653	695
Additional paid-in capital	799,433	800,800
Accumulated other comprehensive loss	(408)	(548)
Retained earnings	427,162	404,522
Total Navigator Holdings Ltd. Stockholders’ Equity	1,226,840	1,205,469
Non-controlling interest	29,901	40,895
Total equity	1,256,741	1,246,364
Total Liabilities and Stockholders’ Equity	$ 2,279,114	$ 2,180,629